[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

ANNUAL REPORT OCTOBER 31, 2002

[GRAPHIC]

EATON VANCE
TAX-MANAGED
MULTI-CAP
OPPORTUNITY
FUND

FORMERLY EATON VANCE TAX-MANAGED
CAPITAL APPRECIATION FUND

[GRAPHIC]

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS


The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund, Class A shares, had a total return of -13.48% for the year ended October 31, 2002. That return was the result of a decrease in net asset value per share (NAV) from $8.38 on October 31, 2001 to $7.25 on October 31, 2002.(1) Class B shares had a total return of -14.29% for the same period, the result of a decrease in NAV from $8.26 to $7.08.(1) Class C shares had a total return of -14.27% for the same period, the result of a decrease in NAV from $8.27 to $7.09.(1) Class D shares had a total return of -14.18% for the same period, the result of a decrease in NAV from $9.10 to $7.81.(1)

By comparison, the S&P 500 Index - a broad-based, unmanaged market index commonly used to measure overall U.S. stock market performance - returned -15.10% for the one-year period ended October 31, 2002.(2)

AN UNCERTAIN ECONOMIC RECOVERY MIXED WITH POOR STOCK MARKET PERFORMANCE ...

A multitude of factors contributed to the dismal performance of the U.S. equity markets so far in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.(2) Every major domestic benchmark experienced negative returns, with none of the S&P 500 sectors or industry groups registering gains during this period. Volatility and the pace of sector rotation remained at high levels. In the beginning of the fourth quarter, however, the market appeared to be staging a sustained rally; the Dow Jones Industrial Average ended October 2002 with its second strongest October percentage gain since 1982, when stocks were recovering from a bear market.(2)

IN UNPREDICTABLE MARKETS, A DIVERSIFIED PORTFOLIO IS MORE IMPORTANT THAN
EVER ...

The high level of volatility in equity markets recently underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy can help manage risk, and that exposure to growth stocks is an important part of a broadly diversified investment portfolio. Finally, we believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that we believe will serve investors well over the longer term.

In the pages that follow, portfolio manager Arieh Coll reviews the Fund's performance and shares his insights into the outlook for the equity markets.

                                        Sincerely,

                                        /s/ Thomas E. Faust Jr.

                                        Thomas E. Faust Jr.
                                        President
                                        December 6, 2002


FUND INFORMATION
AS OF OCTOBER 31, 2002

PERFORMANCE(3)                      CLASS A     CLASS B     CLASS C     CLASS D
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                            -13.48%     -14.29%     -14.27%     -14.18%
Life of Fund+                       -12.84%     -13.88%     -13.83%     -13.99%

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                            -18.45%     -18.57%     -15.12%     -18.47%
Life of Fund+                       -15.02%     -15.39%     -13.83%     -16.64%

+ Inception Dates - Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00; Class D: 3/13/01

TEN LARGEST HOLDINGS(4)
-----------------------------------------------
Hotels.com, Class A                        6.3%
Overture Services, Inc.                    6.0
Nokia Oyj ADR                              3.6
PacifiCare Health Systems, Inc.            3.5
USA Interactive, Inc.                      3.3
TMP Worldwide, Inc.                        2.6
Qwest Communications International. Inc.   2.5
Concord EFS, Inc.                          2.5
Tyco International Ltd.                    2.5
Microsoft Corp.                            2.4

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect 1% CDSC imposed in first year. (4) Ten largest holdings accounted for 35.2% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

           MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT
             DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY
            DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT
              RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ARIEH COLL,
VICE PRESIDENT AND PORTFOLIO
MANAGER OF TAX-MANAGED
MULTI-CAP OPPORTUNITY PORTFOLIO

[PHOTO OF ARIEH COLL]
Arieh Coll
Portfolio Manager

Q: Arieh, it was another difficult year for equity investors. How was the year in review for the Fund?

A: MR. COLL: Certainly we were disappointed to have lost 13.48% in the past year (for Class A shares). Nevertheless, the Fund did perform very well relative to its peer group, the Lipper Mid-Cap Growth Classification, which had an average return of -17.84%.* The Fund also fared better than its benchmark, the S&P 500 Index, which had a return of -15.10% for the same one-year period.*

Q:   What were the positives? What helped performance?

A: One standout was Hotels.com, which was up more than 100% in the past year. As one of the two leading companies providing online hotel reservations services, the company benefited from the 60% increase during the year in online hotel bookings. Moreover, we had acquired a large portion of our position in Hotels.com when the stock was very cheap, post 9/11, and our performance benefited as a result of buying at the low valuation.

     Another area that contributed positively to performance was the health care industry, specifically HMOs, in which we were correctly overweighted versus the S&P 500 Index.* The industry is currently enjoying a positive environment because it has been able to raise premiums by 13-14% a year, while medical inflation has been rising at a slower pace. As a result, the industry's margins have been expanding. PacifiCare Health Systems, Inc., a California HMO that has been a Top 10 holding for us over the past year, rose 89% in that time.

     A third stock that performed well was Gymboree, a specialty retailer, whose stock was up 116% in the past year (we did not have a position in the stock as of October 31, 2002). A change in management led to a new line of compelling products that sold extremely well.

Q: One of the critical aims of this Fund is tax-efficiency. How do you maintain tax-efficiency for shareholders?

A: The Fund has a large tax shield because of losses that have been sustained over the past three years. We have more flexibility to take gains in our profitable stocks, if we so choose, because the structure of the Fund allows us to offset these gains against losses, which have a carry-forward of eight years.

*It is not possible to invest directly in an index or Lipper Classification.

FIVE LARGEST SECTOR POSITIONS**
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS

[CHART]

Internet Services       11.5%
Health Care Services    10.6%
Drugs                    8.6%
Leisure and Tourism      6.3%
Financial Services       5.1%

**Sector positions are subject to change due to active management.

Q:   What were the factors that negatively affected performance?

A: First, one has to take into consideration the overall market environment. There were two events in the past year and a half that investors could not have anticipated and that threw the market into turmoil: the terrorist attacks of September 11, and the crisis of confidence in corporate leadership that started with Enron in April 2002 and continues to a lesser degree in the current time frame. In such an environment, growth stocks, such as those in which the Portfolio primarily invests, tend to decline more than value stocks because growth companies have higher price-to-earnings ratios (P/Es). When the stock market declines, companies with higher P/Es will almost always go down more than companies with lower P/Es.

     In terms of specifics, EDS (Electronic Data Systems), the leading IT outsourcing company, negatively affected the Portfolio's returns. The stock took a significant one-day hit of about 55% when management announced that the September quarter results were substantially below plan.

     The stock price of the credit card company, Capital One, also experienced a dramatic one-day decline. This is a first-class company. But with the surprise announcement of an investigation by federal regulators, the stock was down 45% in one day. To date, nothing incriminating has come of that investigation, but the short-term damage was done. The stock price has rebounded somewhat, but is no where near its pre-announcement highs.

     As of October 31, 2002, the Fund did not have investments in EDS or Capital One.

Q:   What is your outlook for the stock market going forward?

A:   The makings of a bullish stock market environment are typically as follows:
     Valuations should be at low levels, and after a 3-year bear market, valuations are as attractive as they have been in many years. Next, earnings per share should be recovering. After declining for five quarters year-over-year, earnings have started rising in the September 2002 quarter, and we believe they will continue rising going forward, as the economy continues to recover from the brief recession of 2001. The combination of low valuations, stronger earnings per share from corporate America, a recovering economy, and still-low interest rates all lead me to believe that the market should improve. October 2002 was one of the best months of stock market performance in recent history, and I think it's a truer rally than we have seen in the past because investors are moving out of bonds and moving back into equities. It's also been a rally with more breadth than some of the recent false starts, so these indications make me optimistic about the future.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
TAX-MANAGED MULTI-CAP OPPORTUNITY FUND CLASS A VS. THE S&P 500 INDEX* JUNE 30, 2002 - OCTOBER 31, 2002

[CHART]

                                                    TAX-MANAGED
                           TAX-MANAGED               MULTI-CAP
                            MULTI-CAP            OPPORTUNITY FUND,
                        OPPORTUNITY FUND,       CLASS A, INCLUDING
                             CLASS A               SALES CHARGE           S&P 500 INDEX
    6/02                    $10,000.00              $10,000.00              $10,000.00
                            $10,650.00              $10,037.70               $9,843.80
                            $11,820.00              $11,140.40              $10,454.90
                            $11,670.00              $10,999.10               $9,903.09
                            $11,340.00              $10,688.00               $9,861.08
                            $10,160.00               $9,575.87               $9,084.21
                            $10,590.00               $9,981.15               $9,128.77
                            $11,260.00              $10,612.60               $9,452.46
                             $9,740.00               $9,180.02               $8,591.13
                             $8,580.00               $8,086.71               $8,047.18
                             $9,720.00               $9,161.17               $8,672.02
                             $9,740.00               $9,180.02               $8,730.20
    6/01                    $10,120.00               $9,538.17               $8,517.79
                             $9,790.00               $9,227.14               $8,433.90
                             $9,330.00               $8,793.59               $7,906.46
                             $7,790.00               $7,342.13               $7,268.05
                             $8,380.00               $7,898.21               $7,406.72
                             $9,070.00               $8,548.54               $7,974.73
                             $9,660.00               $9,104.62               $8,044.63
                             $9,310.00               $8,774.74               $7,927.29
                             $8,720.00               $8,218.66               $7,774.38
                             $9,650.00               $9,095.19               $8,066.80
                             $9,750.00               $9,189.44               $7,577.95
                             $9,080.00               $8,557.96               $7,522.32
    6/02                     $8,260.00               $7,785.11               $6,986.69
                             $7,190.00               $6,776.63               $6,442.21
                             $7,280.00               $6,861.45               $6,484.39
                             $6,770.00               $6,380.77               $5,780.30
   10/02                     $7,250.00               $6,833.18               $6,288.58

PERFORMANCE**                       CLASS A     CLASS B     CLASS C     CLASS D
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                            -13.48%     -14.29%     -14.27%     -14.18%
Life of Fund+                       -12.84%     -13.88%     -13.83%     -13.99%

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                            -18.45%     -18.57%     -15.12%     -18.47%
Life of Fund+                       -15.02%     -15.39%%    -13.83%     -16.64%

+ Inception Dates - Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00; Class D: 3/13/01


*    Source: Thomson Financial. Investment operations commenced 6/30/00.

     The chart compares the Fund's total return with that of the S&P 500 Index, a broad-based, unmanaged index commonly used to measure U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of a $10,000 hypothetical investment in the Fund and in the S&P 500 Index. An investment in the Fund's Class B shares on 7/10/00 at net asset value would have had a value of $7,080 on October 31, 2002, $6,797 including the applicable 5% CDSC. An investment in the Fund's Class C shares on 7/10/00 at net asset value would have had a value of $7,090 on October 31, 2002. An investment in the Fund's Class D shares on 3/13/01 at net asset value would had a value of $7,810 on October 31, 2002, $7,420 including the applicable 5% CDSC. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC imposed in the first year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

AFTER-TAX PERFORMANCE
AS OF OCTOBER 31, 2002

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED OCTOBER 31, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)
--------------------------------------------------------------------------------
                                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                                    -13.48%     -12.84%
Return After Taxes on Distributions                    -13.48%     -12.84%
Return After Taxes on Distributions                     -8.28%     -10.07%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS A)
--------------------------------------------------------------------------------
                                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                                    -18.45%     -15.02%
Return After Taxes on Distributions                    -18.45%     -15.02%
Return After Taxes on Distributions                    -11.33%     -11.74%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED OCTOBER 31, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)
--------------------------------------------------------------------------------
                                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                                    -14.29%     -13.88%
Return After Taxes on Distributions                    -14.29%     -13.88%
Return After Taxes on Distributions                     -8.77%     -10.88%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS B)
--------------------------------------------------------------------------------
                                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                                    -18.57%     -15.39%
Return After Taxes on Distributions                    -18.57%     -15.39%
Return After Taxes on Distributions                    -11.40%     -12.03%
and Sale of Fund Shares

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)
--------------------------------------------------------------------------------
                                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                                   -14.27%      -13.83%
Return After Taxes on Distributions                   -14.27%      -13.83%
Return After Taxes on Distributions                    -8.76%      -10.84%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS C)
--------------------------------------------------------------------------------
                                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                                   -15.12%      -13.83%
Return After Taxes on Distributions                   -15.12%      -13.83%
Return After Taxes on Distributions                    -9.29%      -10.84%
and Sale of Fund Shares

RETURNS AT NET ASSET VALUE (NAV) (CLASS D)
--------------------------------------------------------------------------------
                                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                                   -14.18%      -13.99%
Return After Taxes on Distributions                   -14.18%      -13.99%
Return After Taxes on Distributions                    -8.70%      -11.08%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS D)
--------------------------------------------------------------------------------
                                                      ONE YEAR   LIFE OF FUND
Return Before Taxes                                   -18.47%      -16.64%
Return After Taxes on Distributions                   -18.47%      -16.64%
Return After Taxes on Distributions                   -11.34%      -13.15%
and Sale of Fund Shares

Class A commenced operations on 6/30/00. Class B and Class C commenced operations on 7/10/00. Class D commenced operations on 3/13/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
------------------------------------------------------
Investment in Tax-Managed Multi-Cap
   Opportunity Portfolio, at value
   (identified cost, $35,573,479)         $ 38,724,299
Receivable for Fund shares sold                 90,176
Receivable from the Administrator              127,137
------------------------------------------------------
TOTAL ASSETS                              $ 38,941,612
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    102,894
Payable to affiliate for distribution
   and service fees                              7,752
Payable to affiliate for Trustees' fees             18
Accrued expenses                                74,648
------------------------------------------------------
TOTAL LIABILITIES                         $    185,312
------------------------------------------------------
NET ASSETS                                $ 38,756,300
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 51,706,215
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (16,100,735)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          3,150,820
------------------------------------------------------
TOTAL                                     $ 38,756,300
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 14,289,405
SHARES OUTSTANDING                           1,970,565
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.25
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $7.25)       $       7.69
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 11,938,858
SHARES OUTSTANDING                           1,686,486
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.08
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 11,431,960
SHARES OUTSTANDING                           1,612,250
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.09
------------------------------------------------------
Class D Shares
------------------------------------------------------
NET ASSETS                                $  1,096,077
SHARES OUTSTANDING                             140,393
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.81
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2002
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $476)                $    57,314
Interest allocated from Portfolio              40,856
Expenses allocated from Portfolio            (324,954)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (226,784)
-----------------------------------------------------
Expenses
-----------------------------------------------------
Administration fee                        $    59,194
Trustees' fees and expenses                       203
Distribution and service fees
   Class A                                     35,219
   Class B                                    121,021
   Class C                                    122,405
   Class D                                     10,324
Transfer and dividend disbursing agent
   fees                                        67,056
Registration fees                              59,903
Legal and accounting services                  16,919
Custodian fee                                  14,043
Printing and postage                           12,795
Miscellaneous                                   5,113
-----------------------------------------------------
TOTAL EXPENSES                            $   524,195
-----------------------------------------------------
Deduct --
   Allocation of expenses to the
      Administrator                       $    25,910
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    25,910
-----------------------------------------------------

NET EXPENSES                              $   498,285
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (725,069)
-----------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(8,717,189)
   Securities sold short                      567,101
   Foreign currency transactions                  175
-----------------------------------------------------
NET REALIZED LOSS                         $(8,149,913)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,605,513
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,605,513
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(6,544,400)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(7,269,469)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             OCTOBER 31, 2002  OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (725,069) $       (172,197)
   Net realized loss                            (8,149,913)       (5,550,841)
   Net change in unrealized
      appreciation (depreciation)                1,605,513         1,440,304
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (7,269,469) $     (4,282,734)
----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $      8,488,672  $     12,749,227
      Class B                                    6,182,208        10,336,757
      Class C                                    8,885,763        10,425,818
      Class D                                      815,557           732,853
   Issued in reorganization of Eaton
      Vance Tax-Managed Young
      Shareholder Fund
      Class A                                    1,486,483                --
      Class B                                    1,662,196                --
      Class C                                    1,179,885                --
      Class D                                       77,316                --
   Cost of shares redeemed
      Class A                                   (3,874,438)       (1,085,997)
      Class B                                   (2,644,894)         (611,551)
      Class C                                   (4,881,624)       (1,032,553)
      Class D                                     (264,219)          (14,970)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     17,112,905  $     31,499,584
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      9,843,436  $     27,216,850
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $     28,912,864  $      1,696,014
----------------------------------------------------------------------------
AT END OF YEAR                            $     38,756,300  $     28,912,864
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS A
                                  ------------------------------------------------
                                               YEAR ENDED OCTOBER 31,
                                  ------------------------------------------------
                                    2002(1)        2001(1)          2000(1)(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 8.380        $11.340           $`10.000
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment loss                 $(0.114)       $(0.065)          $(0.016)
Net realized and unrealized
   gain (loss)                       (1.016)        (2.895)            1.356
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(1.130)       $(2.960)          $ 1.340
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 7.250        $ 8.380           $11.340
----------------------------------------------------------------------------------

TOTAL RETURN(3)                      (13.48)%       (26.10)%           13.40%
----------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $14,289        $10,637           $   674
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     1.60%          1.40%             1.48%(5)
   Net expenses after
      custodian fee
      reduction(4)                     1.60%          1.40%             1.40%(5)
   Net investment loss                (1.35)%        (0.69)%           (0.43)%(5)
Portfolio Turnover of the
   Portfolio                            225%           324%               90%
----------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.67%          2.40%            12.00%(5)
   Expenses after custodian
      fee reduction(4)                 1.67%          2.40%            11.92%(5)
   Net investment loss                (1.42)%        (1.69)%          (10.96)%(5)
Net investment loss per share       $(0.120)       $(0.159)          $(0.408)
----------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, June 30, 2000 to October 31, 2000.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS B
                                  ------------------------------------------------
                                               YEAR ENDED OCTOBER 31,
                                  ------------------------------------------------
                                    2002(1)        2001(1)          2000(1)(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 8.260        $11.260           $10.000
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment loss                 $(0.175)       $(0.131)          $(0.027)
Net realized and unrealized
   gain (loss)                       (1.005)        (2.869)            1.287
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(1.180)       $(3.000)          $ 1.260
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 7.080        $ 8.260           $11.260
----------------------------------------------------------------------------------

TOTAL RETURN(3)                      (14.29)%       (26.64)%           12.60%
----------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $11,939        $ 8,931           $   714
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     2.35%          2.15%             2.23%(5)
   Net expenses after
      custodian fee
      reduction(4)                     2.35%          2.15%             2.15%(5)
   Net investment loss                (2.10)%        (1.43)%           (0.78)%(5)
Portfolio Turnover of the
   Portfolio                            225%           324%               90%
----------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         2.42%          3.15%            12.75%(5)
   Expenses after custodian
      fee reduction(4)                 2.42%          3.15%            12.67%(5)
   Net investment loss                (2.17)%        (2.43)%          (11.30)%(5)
Net investment loss per share       $(0.181)       $(0.223)          $(0.391)
----------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 10, 2000 to October 31, 2000.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS C
                                  ------------------------------------------------
                                               YEAR ENDED OCTOBER 31,
                                  ------------------------------------------------
                                    2002(1)        2001(1)          2000(1)(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 8.270        $11.260           $10.000
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment loss                 $(0.175)       $(0.133)          $(0.025)
Net realized and unrealized
   gain (loss)                       (1.005)        (2.857)            1.285
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(1.180)       $(2.990)          $ 1.260
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 7.090        $ 8.270           $11.260
----------------------------------------------------------------------------------

TOTAL RETURN(3)                      (14.27)%       (26.55)%           12.60%
----------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $11,432        $ 8,670           $   308
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     2.35%          2.15%             2.23%(5)
   Net expenses after
      custodian fee
      reduction(4)                     2.35%          2.15%             2.15%(5)
   Net investment loss                (2.10)%        (1.46)%           (0.72)%(5)
Portfolio Turnover of the
   Portfolio                            225%           324%               90%
----------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         2.42%          3.15%            12.75%(5)
   Expenses after custodian
      fee reduction(4)                 2.42%          3.15%            12.67%(5)
   Net investment loss                (2.17)%        (2.46)%          (11.24)%(5)
Net investment loss per share       $(0.181)       $(0.224)          $(0.390)
----------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 10, 2000 to October 31, 2000.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               CLASS D
                                  ---------------------------------
                                       YEAR ENDED OCTOBER 31,
                                  ---------------------------------
                                    2002(1)          2001(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.100           $10.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment loss                 $(0.192)          $(0.098)
Net realized and unrealized
   loss                              (1.098)           (0.802)
-------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS          $(1.290)          $(0.900)
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 7.810           $ 9.100
-------------------------------------------------------------------

TOTAL RETURN(3)                      (14.18)%           (9.00)%
-------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 1,096           $   675
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     2.35%             2.15%(5)
   Net expenses after
      custodian fee
      reduction(4)                     2.35%             2.15%(5)
   Net investment loss                (2.11)%           (1.58)%(5)
Portfolio Turnover of the
   Portfolio                            225%              324%
-------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         2.42%             3.15%(5)
   Expenses after custodian
      fee reduction(4)                 2.42%             3.15%(5)
   Net investment loss                (2.18)%           (2.58)%(5)
Net investment loss per share       $(0.199)          $(0.160)
-------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 13, 2001 to October 31, 2001.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (formerly Eaton Vance Tax-Managed Capital Appreciation Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sale charge (see Note 6). Class B and Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Multi-Cap Opportunity Portfolio (formerly the Capital Appreciation Portfolio) (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (79.2%) at October 31, 2002. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $14,784,216 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2008 ($113,885), October 31, 2009 ($5,993,050) and October 31, 2010 ($8,677,281).

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS A                                      2002         2001
    ------------------------------------------------------------------
    Sales                                        962,879    1,331,985
    Redemptions                                 (480,035)    (122,629)
    Issued to Eaton Vance Tax-Managed Young
     Shareholder Fund shareholders               218,922           --
    ------------------------------------------------------------------
    NET INCREASE                                 701,766    1,209,356
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS B                                      2002         2001
    ------------------------------------------------------------------
    Sales                                        698,496    1,086,521
    Redemptions                                 (344,190)     (68,501)
    Issued to Eaton Vance Tax-Managed Young
     Shareholder Fund shareholders               250,709           --
    ------------------------------------------------------------------
    NET INCREASE                                 605,015    1,018,020
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS C                                      2002         2001
    ------------------------------------------------------------------
    Sales                                        997,713    1,137,096
    Redemptions                                 (611,856)    (115,716)
    Issued to Eaton Vance Tax-Managed Young
     Shareholder Fund shareholders               177,693           --
    ------------------------------------------------------------------
    NET INCREASE                                 563,550    1,021,380
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS D                                      2002        2001(1)
    ------------------------------------------------------------------
    Sales                                         85,948       75,640
    Redemptions                                  (30,331)      (1,426)
    Issued to Eaton Vance Tax-Managed Young
     Shareholder Fund shareholders                10,562           --
    ------------------------------------------------------------------
    NET INCREASE                                  66,179       74,214
    ------------------------------------------------------------------

 (1)  From the start of business, March 13, 2001, to October 31, 2001.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the year ended October 31, 2002, the administration fee amounted to $59,194. To reduce the net investment loss of the Fund, the Administrator was allocated $25,910 of the Fund's operating expenses. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended October 31, 2002, no significant amounts have been accrued or paid. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $20,016 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2002. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $90,766, $91,804, and $7,743 for Class B, Class C and Class D shares, respectively, to or payable to

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   EVD for the year ended October 31, 2002, representing 0.75% of the average daily net assets for Class B, Class C and Class D shares, respectively. At October 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $759,000, $819,000, and $89,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distributions fees payable by the Fund to EVD and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended October 31, 2002 amounted to $35,219, $30,255, $30,601 and $2,581 for Class A, Class B, Class C and
   Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year.
   Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges received on Class B, Class C and Class D redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $40,000, $5,000 and $13,000 of CDSC paid by shareholders for Class B, Class C and Class D shares, respectively, for the year ended
   October 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the year ended October 31, 2002, aggregated $28,884,019 and $11,897,423, respectively.

8 Name Change
-------------------------------------------
   Effective March 1, 2002, Eaton Vance Tax-Managed Capital Appreciation Fund changed its name to Eaton Vance Tax-Managed Multi-Cap Opportunity Fund.

9 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on September 30, 2002, the Fund acquired the net assets of Eaton Vance Tax-Managed Young Shareholder Fund pursuant to an Agreement and Plan of Reorganization dated June 18, 2002. In accordance with the agreement, the Fund issued 218,922 Class A shares, 250,709 Class B shares, 177,693 Class C shares and 10,562 Class D shares having a total aggregate value of $4,405,880. As a result, the Fund issued 1.202 shares of Class A, 1.208 shares of Class B, 1.205 shares of Class C, and 1.056 shares of Class D for each share of Class A, Class B, Class C and Class D of Eaton Vance Tax-Managed Young Shareholder Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Tax-Managed Young Shareholder Fund's net assets at the date of the transaction was $4,405,880, including $67,151 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund was $36,973,411 with a net asset value of $6.79, $6.63, $6.64, and $7.32 for Class A, Class B, Class C, and Class D, respectively.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS TRUST AND SHAREHOLDERS OF THE EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of October 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2002 and 2001, and the financial highlights for the two years ended October 31, 2002 and for the period from the start of business June 30, 2000 to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Multi-Cap Opportunity Fund at October 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.5%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 2.6%
----------------------------------------------------------------------
TMP Worldwide, Inc.(1)                         83,000      $ 1,284,840
----------------------------------------------------------------------
                                                           $ 1,284,840
----------------------------------------------------------------------
Aerospace and Defense -- 0.7%
----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                    5,450      $   327,817
----------------------------------------------------------------------
                                                           $   327,817
----------------------------------------------------------------------
Auto and Parts -- 1.3%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                    11,800      $   631,890
----------------------------------------------------------------------
                                                           $   631,890
----------------------------------------------------------------------
Biotechnology -- 3.1%
----------------------------------------------------------------------
Biogen, Inc.(1)                                21,000      $   770,490
Cephalon, Inc.(1)                              15,000          754,050
----------------------------------------------------------------------
                                                           $ 1,524,540
----------------------------------------------------------------------
Broadcasting and Cable -- 4.0%
----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)           8,500      $   314,925
USA Interactive, Inc.(1)                       64,200        1,623,618
----------------------------------------------------------------------
                                                           $ 1,938,543
----------------------------------------------------------------------
Broadcasting and Radio -- 0.6%
----------------------------------------------------------------------
Cumulus Media, Inc. Class A(1)                 16,000      $   274,240
----------------------------------------------------------------------
                                                           $   274,240
----------------------------------------------------------------------
Business Services -- 1.8%
----------------------------------------------------------------------
H&R Block, Inc.                                 4,840      $   214,799
On Assignment, Inc.(1)                         78,000          663,078
----------------------------------------------------------------------
                                                           $   877,877
----------------------------------------------------------------------
Communications Services -- 1.7%
----------------------------------------------------------------------
WebEx Communications, Inc.(1)                  52,500      $   823,200
----------------------------------------------------------------------
                                                           $   823,200
----------------------------------------------------------------------
Computer Services -- 2.5%
----------------------------------------------------------------------
Concord EFS, Inc.(1)                           85,000      $ 1,213,800
----------------------------------------------------------------------
                                                           $ 1,213,800
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 0.5%
----------------------------------------------------------------------
Altiris, Inc.(1)                               15,000      $   193,950
Centra Software, Inc.(1)                       35,000           28,700
----------------------------------------------------------------------
                                                           $   222,650
----------------------------------------------------------------------
Computers and Business Equipment -- 0.9%
----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                   57,500      $   439,300
----------------------------------------------------------------------
                                                           $   439,300
----------------------------------------------------------------------
Drug Distribution -- 1.8%
----------------------------------------------------------------------
AmerisourceBergen Corp.                        12,500      $   889,375
----------------------------------------------------------------------
                                                           $   889,375
----------------------------------------------------------------------
Drugs -- 8.6%
----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                        49,300      $   986,000
Biovail Corp.(1)                               33,000        1,044,450
King Pharmaceuticals, Inc.(1)                  42,000          644,700
Prana Biotechnology Ltd.(1)                     1,000              971
Taro Pharmaceutical Industries Ltd.(1)         25,000          868,750
Teva Pharmaceutical Industries Ltd.             8,500          658,155
----------------------------------------------------------------------
                                                           $ 4,203,026
----------------------------------------------------------------------
Electronic Manufacturing Services -- 2.8%
----------------------------------------------------------------------
Flextronics International, Ltd.(1)            126,000      $ 1,053,360
FLIR Systems, Inc.(1)                           7,000          331,310
----------------------------------------------------------------------
                                                           $ 1,384,670
----------------------------------------------------------------------
Financial Services -- 5.1%
----------------------------------------------------------------------
Ameritrade Holding Corp. Class A(1)           242,000      $ 1,098,680
Citigroup, Inc.                                12,500          461,875
E*Trade Group, Inc.(1)                        105,000          472,500
Legg Mason, Inc.                               10,000          464,600
----------------------------------------------------------------------
                                                           $ 2,497,655
----------------------------------------------------------------------
Gas Pipeline -- 1.0%
----------------------------------------------------------------------
Kinder Morgan Management, LLC(1)                9,000      $   267,570
Kinder Morgan, Inc.                             6,000          219,660
----------------------------------------------------------------------
                                                           $   487,230
----------------------------------------------------------------------
Health Care Services -- 10.6%
----------------------------------------------------------------------
American Healthcorp, Inc.(1)                   20,000      $   393,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Health Care Services (continued)
----------------------------------------------------------------------
AMN Healthcare Services, Inc.(1)               36,400      $   526,344
Cross Country, Inc.(1)                         48,000          592,320
Davita, Inc.(1)                                    50            1,199
Laboratory Corp. of America Holdings(1)        21,000          506,100
MIM Corp.(1)                                  141,760        1,015,002
PacifiCare Health Systems, Inc. Class
A(1)                                           57,200        1,690,832
United Surgical Partners International,
Inc.(1)                                        22,000          436,920
----------------------------------------------------------------------
                                                           $ 5,161,717
----------------------------------------------------------------------
Industrial -- 2.5%
----------------------------------------------------------------------
Tyco International Ltd.                        83,000      $ 1,200,180
----------------------------------------------------------------------
                                                           $ 1,200,180
----------------------------------------------------------------------
Insurance -- 2.5%
----------------------------------------------------------------------
ACE Ltd.                                       15,000      $   461,250
Kingsway Financial Services, Inc.(1)           27,300          207,207
MGIC Investment Corp.                             540           22,658
Progressive Corp.                              10,000          550,000
----------------------------------------------------------------------
                                                           $ 1,241,115
----------------------------------------------------------------------
Internet Services -- 11.5%
----------------------------------------------------------------------
Getty Images, Inc.(1)                          36,000      $ 1,031,760
Overture Services, Inc.(1)                    105,900        2,915,427
Websense, Inc.(1)                              32,000          646,080
Yahoo!, Inc.(1)                                70,000        1,044,400
----------------------------------------------------------------------
                                                           $ 5,637,667
----------------------------------------------------------------------
Investment Services -- 0.9%
----------------------------------------------------------------------
PMI Group, Inc.                                15,000      $   447,000
----------------------------------------------------------------------
                                                           $   447,000
----------------------------------------------------------------------
Leisure and Tourism -- 6.3%
----------------------------------------------------------------------
Hotels.com Class A(1)                          49,750      $ 3,101,913
----------------------------------------------------------------------
                                                           $ 3,101,913
----------------------------------------------------------------------
Medical Products -- 2.3%
----------------------------------------------------------------------
Cyberonics, Inc.(1)                            12,000      $   192,000
Cytyc Corp.(1)                                 55,000          575,300
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Medical Products (continued)
----------------------------------------------------------------------
Thoratec Corp.(1)                              40,000      $   356,000
----------------------------------------------------------------------
                                                           $ 1,123,300
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.7%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                      79,000      $   828,710
----------------------------------------------------------------------
                                                           $   828,710
----------------------------------------------------------------------
Pharmaceuticals -- 0.7%
----------------------------------------------------------------------
Aaipharma, Inc.(1)                             22,300      $   336,284
----------------------------------------------------------------------
                                                           $   336,284
----------------------------------------------------------------------
Retail -- 3.1%
----------------------------------------------------------------------
CSK Auto Corp.(1)                              29,000      $   359,600
Hollywood Entertainment Corp.(1)               59,400        1,167,804
----------------------------------------------------------------------
                                                           $ 1,527,404
----------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                           15,000      $   288,600
----------------------------------------------------------------------
                                                           $   288,600
----------------------------------------------------------------------
Semiconductor Equipment -- 0.5%
----------------------------------------------------------------------
Cymer, Inc.(1)                                 10,000      $   251,200
----------------------------------------------------------------------
                                                           $   251,200
----------------------------------------------------------------------
Semiconductors -- 2.5%
----------------------------------------------------------------------
ASM Lithography Holding NV(1)                  29,000      $   249,400
SanDisk Corp.(1)                               13,000          257,010
SIPEX Corp.(1)                                140,000          229,600
STMicroelectronics NV                          26,000          511,420
----------------------------------------------------------------------
                                                           $ 1,247,430
----------------------------------------------------------------------
Software -- 3.4%
----------------------------------------------------------------------
Eidos PLC(1)                                  265,000      $   476,788
Microsoft Corp.(1)                             22,000        1,176,340
----------------------------------------------------------------------
                                                           $ 1,653,128
----------------------------------------------------------------------
Specialty Retail -- 1.4%
----------------------------------------------------------------------
GameStop Corp.(1)                              14,800      $   264,920
Michaels Stores, Inc.(1)                        7,000          314,720

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Specialty Retail (continued)
----------------------------------------------------------------------
Rona, Inc.(1)                                  13,100      $   112,968
----------------------------------------------------------------------
                                                           $   692,608
----------------------------------------------------------------------
Telecommunications - Services -- 4.1%
----------------------------------------------------------------------
IDT Corp.(1)                                   45,000      $   774,000
Qwest Communications International,
Inc.(1)                                       360,000        1,220,400
----------------------------------------------------------------------
                                                           $ 1,994,400
----------------------------------------------------------------------
Transportation -- 0.8%
----------------------------------------------------------------------
Arkansas Best Corp.(1)                          5,000      $   149,750
Roadway Corp.                                   3,000          120,210
Yellow Corp.(1)                                 5,000          138,450
----------------------------------------------------------------------
                                                           $   408,410
----------------------------------------------------------------------
Wireless Communications -- 4.1%
----------------------------------------------------------------------
Nokia Oyj ADR                                 106,000      $ 1,761,720
QUALCOMM, Inc.(1)                               7,000          241,640
----------------------------------------------------------------------
                                                           $ 2,003,360
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $44,344,128)                           $48,165,079
----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
G.E. Capital Corp., 1.90%, 11/1/02           $  1,926      $ 1,926,000
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $1,926,000)                         $ 1,926,000
----------------------------------------------------------------------
Total Investments -- 102.4%
   (identified cost $46,270,128)                           $50,091,079
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.4)%                   $(1,195,081)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $48,895,998
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $46,270,128)                           $50,091,079
Cash                                              698
Interest and dividends receivable              12,983
Prepaid expenses                                  184
-----------------------------------------------------
TOTAL ASSETS                              $50,104,944
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,177,594
Payable to affiliate for Trustees' fees           638
Accrued expenses                               30,714
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,208,946
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $48,895,998
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $45,075,052
Net unrealized appreciation (computed on
   the basis of identified cost)            3,820,946
-----------------------------------------------------
TOTAL                                     $48,895,998
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $621)    $     71,310
Interest                                        50,350
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    121,660
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    317,728
Trustees' fees and expenses                      5,460
Custodian fee                                   48,966
Legal and accounting services                   24,745
Miscellaneous                                    6,579
------------------------------------------------------
TOTAL EXPENSES                            $    403,478
------------------------------------------------------

NET INVESTMENT LOSS                       $   (281,818)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(11,470,375)
   Securities sold short                       752,221
   Foreign currency transactions                   218
------------------------------------------------------
NET REALIZED LOSS                         $(10,717,936)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  1,856,909
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  1,856,909
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (8,861,027)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (9,142,845)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             OCTOBER 31, 2002  OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (281,818) $        (68,934)
   Net realized loss                           (10,717,936)       (6,936,252)
   Net change in unrealized
      appreciation (depreciation)                1,856,909         1,554,640
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (9,142,845) $     (5,450,546)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     42,921,678  $     39,473,298
   Withdrawals                                 (19,274,525)       (3,643,372)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     23,647,153  $     35,829,926
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     14,504,308  $     30,379,380
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $     34,391,690  $      4,012,310
----------------------------------------------------------------------------
AT END OF YEAR                            $     48,895,998  $     34,391,690
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                        YEAR ENDED OCTOBER 31,
                                  -----------------------------------
                                    2002        2001        2000(1)
---------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                          0.82%       1.09%        1.36%(2)
   Expenses after custodian
      fee reduction                  0.82%       1.09%        1.28%(2)
   Net investment loss              (0.58)%     (0.36)%      (0.21)%(2)
Portfolio Turnover                    225%        324%          90%
---------------------------------------------------------------------
TOTAL RETURN(3)                    (12.80)%        --           --
---------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $48,896     $34,392       $4,012
---------------------------------------------------------------------

 (1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Multi-Cap Opportunity Portfolio (formerly Capital Appreciation Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the last bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2002, the advisory fee amounted to $317,728. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $133,968,976 and $103,335,578, respectively, for the year ended October 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $47,869,718
    -----------------------------------------------------
    Gross unrealized appreciation             $ 5,689,104
    Gross unrealized depreciation              (3,467,743)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,221,361
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2002 there were no outstanding obligations under these financial instruments.

7 Name Change
-------------------------------------------
   Effective March 1, 2002, Capital Appreciation Portfolio changed its name to Tax-Managed Multi-Cap Opportunity Portfolio.

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) as of October 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2002 and 2001, and the supplementary data for the years ended October 31, 2002 and 2001, and for the period from the start of business
June 29, 2000 to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Multi-Cap Opportunity Portfolio at October 31, 2002, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), and Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio), are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2000      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                          of the Portfolio   of BMR, EVM and their
                                             since 2000      corporate parent and
                                                             trustee, Eaton Vance
                                                             Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the Trust
                                                             and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 2000      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                                 and Director of
                                             since 2000      Harvard University                                 Telect, Inc.
                                                             Graduate School of                              (telecommunication
                                                             Business Administration.                         services company)

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1984;   Corporation (an
                                          of the Portfolio   investment and
                                             since 2000      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management Co.,
                                                             Inc. (an investment
                                                             management company)
                                                             (since November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds
                                                             (mutual funds).

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                   None
 9/14/57                                 Trust since 1998;   University of
                                          of the Portfolio   California at Los
                                             since 2000      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 2000

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                       WITH THE TRUST        OFFICE AND
      NAME AND            AND THE            LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of       Since 1995      Vice President of EVM and BMR.
 Jr. 7/28/59             the Trust                           Officer of 34 investment
                                                             companies managed by EVM or
                                                             BMR.

 Arieh Coll          Vice President of       Since 2000      Vice President of EVM and BMR.
 11/9/63               the Portfolio                         Officer of 3 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas E. Faust      President of the       Since 2002      Executive Vice President and
 Jr. 5/31/58               Trust                             Chief Investment Officer of
                                                             EVM and BMR and Director of
                                                             EVC. Officer of 50 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter    Vice President of       Since 1997      Vice President of EVM and BMR.
 8/20/43                 the Trust                           Officer of 126 investment
                                                             companies managed by EVM or
                                                             BMR.

 Michael R. Mach     Vice President of       Since 1999      Vice President of EVM and BMR
 7/15/47                 the Trust                           since December 1999.
                                                             Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999); Managing Director
                                                             and Senior Analyst for Piper
                                                             Jaffray (1996-1998). Officer
                                                             of 23 investment companies
                                                             managed by EVM or BMR.

 Robert B.           Vice President of       Since 1998      Vice President of EVM and BMR.
 MacIntosh 1/22/57       the Trust                           Officer of 125 investment
                                                             companies managed by EVM or
                                                             BMR.

 Duncan W.           Vice President of   Vice President of   Senior Vice President and
 Richardson              the Trust;       the Trust since    Chief Equity Investment
 10/26/57             President of the   2001; President of  Officer of EVM and BMR.
                         Portfolio         the Portfolio     Officer of 40 investment
                                             since 2002      companies managed by EVM or
                                                             BMR.

 Walter A. Row, III  Vice President of       Since 2001      Director of Equity Research
 7/20/57                 the Trust                           and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             investment companies managed
                                                             by EVM or BMR.

 Susan M. Schiff     Vice President of       Since 2002      Vice President of EVM and BMR.
 3/13/61                 the Trust                           Officer of 24 investment
                                                             companies managed by EVM or
                                                             BMR.

 Edward E. Smiley,   Vice President of       Since 1999      Vice President of EVM and BMR.
 Jr. 10/5/44             the Trust                           Officer of 36 investment
                                                             companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                Trust since 1997;   Chief Legal Officer of BMR,
                                          of the Portfolio   EVM, EVD and EVC. Officer of
                                            since 2000       190 investment companies
                                                             managed by EVM or BMR.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF
                       WITH THE TRUST        OFFICE AND
      NAME AND            AND THE            LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Kristin S.           Treasurer of the     Since 2002(2)     Assistant Vice President of
 Anagnost 6/12/65        Portfolio                           EVM and BMR. Officer of 109
                                                             investment companies managed
                                                             by EVM or BMR (since January
                                                             1998). Formerly, manager at
                                                             Chase Global Funds Services
                                                             Company.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 investment
                                                             companies managed by EVM or
                                                             BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


 For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

            This report must be preceded or accompanied by a current
        prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the
             prospectus carefully before you invest or send money.

824-12/02                                                               TMCAPSRC